Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right of use assets
Right-of-use
assets

	Year Ended December 31,
	2020	2019
	(in thousands)
Depreciation period (straight-line, in years)	3 -5	3 -5
Cost at the beginning of the year	$2,081	$1,140
Additions	417	910
Impact of currency translation	45	31
Cost at the end of the year	$2,543	$2,081

Accumulated Depreciation at the beginning of the year	$706	$—
Depreciation	810	698
Impact of currency translation	11	8

Accumulated Depreciation at the end of the year	1,527	706

Book value at the end of the year	$1,016	$1,375

Summary of Lease in the statements of income	Leases in the statements of income

	Year Ended December 31,
	2020	2019
	(in thousands)
Depreciation	$810	$698
Finance cost	63	50

Summary of Lease in the statements of financial instruments
Leases in the statements of financial position

	2020	2019
	(in thousands)
Balance at January 1	$1,398	$1,140
Additions	317	846
Accretion of interest	136	87
Payments	(793)	(675)

Balance at December 31	1,058	1,398

Non-current	327	610
Current	731	788

Total lease liabilities	$1,058	$1,398